Borrowed Funds	12 Months Ended
Dec. 31, 2020
Borrowed Funds
Note 12. Borrowed Funds

Note 12. Borrowed Funds

Outstanding advances for the Company as of the balance sheet dates presented were as follows:

	2020	2019
Long-Term Advances(1)
FHLBB term advance, 0.00%, due January 07, 2021	$150,000	$0
FHLBB term advance, 0.00%, due February 26, 2021	350,000	350,000
FHLBB term advance, 0.00%, due November 22, 2021	1,000,000	1,000,000
FHLBB term advance, 0.00%, due September 22, 2023	200,000	200,000
FHLBB term advance, 0.00%, due November 12, 2025	300,000	300,000
FHLBB term advance, 0.00%, due November 13, 2028	800,000	800,000
	$2,800,000	$2,650,000

1)

The FHLBB is providing a subsidy, funded by the FHLBB’s earnings, to write down interest rates to zero percent on JNE advances that finance qualifying loans to small businesses. JNE advances must support small business in New England that create and/or retain jobs, or otherwise contribute to overall economic development activities.

Borrowings from the FHLBB are secured by a blanket lien on qualified collateral consisting primarily of loans with first mortgages secured by 1-4 family residential properties, as well as certain qualifying CRE loans. Qualified collateral for these borrowings totaled $132,667,958 and $135,672,471 as of December 31, 2020 and 2019, respectively, and the Company’s gross potential borrowing capacity under this arrangement was $93,052,713 and $97,358,249, respectively, before reduction for outstanding advances and collateral pledges.

Under a separate agreement with the FHLBB, the Company has the authority to collateralize public unit deposits, up to its available borrowing capacity, with letters of credit issued by the FHLBB. At December 31, 2020, $23,475,000 in FHLBB letters of credit was utilized as collateral for these deposits compared to $14,425,000 at December 31, 2019. Total fees paid by the Company in connection with issuance of these letters of credit were $46,748 for 2020 and $41,069 for 2019.

The Company also maintained a $500,000 IDEAL Way Line of Credit with the FHLBB at December 31, 2020 and 2019, with no outstanding advances under this line at either year-end date. Interest on these borrowings is at a rate determined daily by the FHLBB and payable monthly.

The Company also has a line of credit with the FRBB, which is intended to be used as a contingency funding source. For this BIC arrangement, the Company pledged eligible commercial and industrial loans, CRE loans not pledged to FHLBB and home equity loans, resulting in an available line of $50,378,933 and $56,896,877 as of December 31, 2020 and 2019, respectively. Credit advances in the FRBB lending program are overnight advances with interest chargeable at the primary credit rate (generally referred to as the discount rate), which was 25 basis points as of December 31, 2020. As of December 31, 2020 and 2019, the Company had no outstanding advances against this line.

The Company has unsecured lines of credit with three correspondent banks, with aggregate available borrowing capacity totaling $25,500,000 at December 31, 2020 and 2019. The Company had no outstanding advances against these lines for the periods presented.